Organization (Tables)	12 Months Ended
Dec. 31, 2023
Organization
Schedule of financial information for the VIE before eliminating the inter-company balances and transactions between the VIE and its subsidiaries, the subsidiaries of the VIE and other entities within the Group

	As of December 31,
	2022	2023
	RMB	RMB	US$
Total assets	160,437,905	213,209,549	30,029,937
Total liabilities	114,446,107	143,750,305	20,246,808

	For the years ended December 31,
	2021	2022	2023
	RMB	RMB	RMB	US$
Total revenues	77,877,339	103,631,702	131,868,973	18,573,356
Net income	15,169,180	33,595,051	23,398,906	3,295,667

	For the years ended December 31,
	2021	2022	2023
	RMB	RMB	RMB	US$
Net cash generated from operating activities	34,365,025	25,650,939	49,705,625	7,000,891
Net cash used in investing activities	(26,828,581)	(43,513,150)	(43,637,362)	(6,146,194)
Net cash (used in)/generated from financing activities	(1,445,969)	16,710,269	3,390,438	477,533
Net increase/(decrease) in cash, cash equivalents and restricted cash	6,090,475	(1,151,942)	9,458,701	1,332,230